Income Taxes - Summary of Reconciliation of Effective Tax Rate with Aggregated Weighted Nominal Tax Rate (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure Of Income Taxes [line items]
Profit/(loss) before tax	$ 3,847	$ 3,718
Deduct share of results of associates	105	129	[1]
Deduct exceptional share of results of associates		(1,143)
Profit before tax and before share of results of associates	3,741	4,732
Adjustments to the tax basis
Government incentives	(346)	(304)
Non-deductible/(non-taxable) mark-to-market on derivatives	703	(296)
Other expenses not deductible for tax purposes	775	962
Other non-taxable income	(291)	(346)
Adjusted tax basis	$ 4,582	$ 4,748
Aggregate weighted nominal tax rate	26.90%	26.90%
Tax at aggregated nominal tax rate	$ (1,235)	$ (1,277)
Adjustments on tax expense
Recognition/(de-recognition) of deferred tax assets on tax losses (carried forward)	(98)	(8)
(Underprovided)/overprovided in prior years	(56)	24
Deductions from interest on equity	323	268
Deductions from goodwill and other tax deductions	168	5
Change in tax rate		5
Withholding taxes	(205)	(181)
Other tax adjustments	(90)	(81)
Total tax expense	$ (1,192)	$ (1,244)	[1]
Effective tax rate	31.90%	26.30%

[1]	As from 1 January 2023, mark-to-market gains/(losses) on derivatives related to the hedging of the share-based payment programs are reported in the exceptional net finance income/(cost). The 2022 presentation was amended to conform to the 2023 presentation.